OWC Pharmaceutical Research Corp. - Consolidated Statements Comprehensive Loss	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Consolidated Statements Comprehensive Loss
Net loss	(404,603)	(509,013)	(5,070,673)	(318,310)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	$ (4,958)	$ 0	$ 6,485	$ 0
Total other comprehensive income, net of tax	$ (4,958)	$ 0	$ 6,485	$ 0
Comprehensive loss	(409,561)	(509,013)	(5,064,188)	(318,310)